Borrowings - Schedule (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Oct. 29, 2009
Debt Instrument [Line Items]
Senior Notes	$ 375,000	$ 375,000
Loans Payable	25,321	390
Notes Payable	34,447	0
Total borrowings	434,768	375,390
Less: current portion	(6,351)	(69)
Less: deferred financing costs, net	(6,820)	(7,822)
Total long-term borrowings	421,597	367,499
BBVA Loan
Debt Instrument [Line Items]
Loans Payable	25,000	0
Loan for Nazira
Debt Instrument [Line Items]
Loans Payable	$ 321	$ 736	$ 817